AST JENNISON LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Aerospace & Defense — 5.2%
Airbus SE (France)	81,505	$ 10,581,706
Boeing Co. (The)	85,262	32,439,633
Safran SA (France)	104,979	16,529,863
		59,551,202
Automobiles — 1.4%
Tesla, Inc.*(a)	66,693	16,064,343
Banks — 0.9%
JPMorgan Chase & Co.	82,522	9,712,014
Beverages — 0.5%
Constellation Brands, Inc. (Class A Stock)	28,353	5,877,010
Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc.*	97,479	6,570,085
Exact Sciences Corp.*	49,291	4,454,428
Sage Therapeutics, Inc.*(a)	32,438	4,550,727
Vertex Pharmaceuticals, Inc.*	76,751	13,003,154
		28,578,394
Capital Markets — 1.3%
S&P Global, Inc.	58,359	14,296,788
Entertainment — 4.2%
Netflix, Inc.*	114,466	30,633,391
Walt Disney Co. (The)	131,680	17,160,538
		47,793,929
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	51,500	11,388,195
Crown Castle International Corp.	51,666	7,182,091
		18,570,286
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	86,696	24,977,985
Health Care Equipment & Supplies — 4.3%
Danaher Corp.	79,725	11,514,682
DexCom, Inc.*	44,083	6,578,947
Edwards Lifesciences Corp.*	64,349	14,150,989
Intuitive Surgical, Inc.*	30,652	16,549,934
		48,794,552
Health Care Providers & Services — 0.1%
Guardant Health, Inc.*	24,489	1,563,133
Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.*	17,532	14,735,120
Marriott International, Inc. (Class A Stock)	81,831	10,177,321
		24,912,441
Interactive Media & Services — 10.4%
Alphabet, Inc. (Class A Stock)*	25,852	31,568,911
Alphabet, Inc. (Class C Stock)*	25,865	31,529,435
Facebook, Inc. (Class A Stock)*	210,862	37,550,305
Tencent Holdings Ltd. (China)	442,302	18,629,933
		119,278,584
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 8.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	195,711	$ 32,728,751
Amazon.com, Inc.*	37,564	65,207,723
		97,936,474
IT Services — 14.0%
Adyen NV (Netherlands), 144A*	20,341	13,394,057
FleetCor Technologies, Inc.*	81,078	23,251,549
Mastercard, Inc. (Class A Stock)	178,116	48,370,962
PayPal Holdings, Inc.*	133,618	13,841,489
Shopify, Inc. (Canada) (Class A Stock)*	22,156	6,905,139
Square, Inc. (Class A Stock)*(a)	124,590	7,718,350
Twilio, Inc. (Class A Stock)*(a)	62,142	6,833,134
Visa, Inc. (Class A Stock)(a)	234,686	40,368,339
		160,683,019
Leisure Products — 0.2%
Peloton Interactive, Inc. (Class A Stock)*(a)	92,171	2,313,492
Life Sciences Tools & Services — 1.7%
Illumina, Inc.*	65,064	19,793,770
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	106,080	21,104,616
Pharmaceuticals — 1.8%
AstraZeneca PLC (United Kingdom), ADR	449,825	20,048,700
Road & Rail — 1.4%
Uber Technologies, Inc.*(a)	104,192	3,174,730
Union Pacific Corp.	78,946	12,787,673
		15,962,403
Semiconductors & Semiconductor Equipment — 5.4%
Broadcom, Inc.	44,934	12,404,929
NVIDIA Corp.	136,306	23,726,785
QUALCOMM, Inc.	223,473	17,046,521
Universal Display Corp.	16,579	2,783,614
Xilinx, Inc.	55,845	5,355,536
		61,317,385
Software — 15.2%
Adobe, Inc.*	114,805	31,714,881
Microsoft Corp.	405,505	56,377,360
salesforce.com, Inc.*	302,423	44,891,670
ServiceNow, Inc.*	53,200	13,504,820
Splunk, Inc.*(a)	118,766	13,997,761
Workday, Inc. (Class A Stock)*	83,747	14,233,640
		174,720,132
Specialty Retail — 1.5%
Home Depot, Inc. (The)	75,791	17,585,028
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	211,022	47,262,597
Textiles, Apparel & Luxury Goods — 6.8%
adidas AG (Germany)	37,875	11,789,153
A1

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Kering SA (France)	33,760	$ 17,199,923
Lululemon Athletica, Inc.*	112,080	21,578,763
NIKE, Inc. (Class B Stock)	294,874	27,694,566
		78,262,405

Total Long-Term Investments (cost $593,533,644)		1,136,960,682
Short-Term Investments — 9.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,652,398	5,652,398
PGIM Institutional Money Market Fund (cost $103,192,654; includes $102,980,070 of cash collateral for securities on loan)(b)(w)	103,185,310	103,195,629

Total Short-Term Investments (cost $108,845,052)		108,848,027

TOTAL INVESTMENTS—108.7% (cost $702,378,696)		1,245,808,709

Liabilities in excess of other assets — (8.7)%		(99,411,032)

Net Assets — 100.0%		$ 1,146,397,677

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,694,625; cash collateral of $102,980,070 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2